Note 24 - Provisions. Provisions Breakdown By Conceps (Details) - EUR (€) € in Millions		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Provisions or reversal of provisions Abstract
Pensions and other post employment defined Benefit Obligations		€ 5,407	[1]	€ 6,025	[1]	€ 6,299	[1]	€ 5,970
Other long term employee benefits		67		69		68
Provisions for taxes and other legal contingencies		756		418		616
Provisions for contingent risks and commitments		578		950		714
Other Provisions	[2]	669		1,609		1,155
Provisions		€ 7,477		€ 9,071		€ 8,852

[1]	(3) Recorded under the heading “Provisions - Provisions fo r pensions and similar obligations” of the consolidated balance sheet (see Note 24).
[2]

During the year 2015 and 2016, provisions corresponding to different concepts and different geographies that are not individually significant individually, except originated of the Purchase Price Agreement of Catalunya Banc and Garanti Group (see Note 18.1).